Transactions with related parties - Impact of transactions and positions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions With Related Parties
Cash and cash equivalents	€ 10,193	€ 10,155
Other current financial assets	896	1,504
Trade and other receivables	16,551	20,840
Other current assets	5,637	12,821
Other non-current financial assets	2,301	1,967
Other non-current assets	3,393	2,236
Short-term debt	4,092	4,446
Current portion of long-term debt	2,921	3,097
Current portion of non-current lease liabilities	1,128	884
Trade and other payables	20,654	25,709
Other current liabilities	5,579	12,473
Long-term debt	21,716	19,374
Non-current lease liabilities	4,208	4,067
Other non-current liabilities	€ 4,096	€ 3,234
Cash and cash equivalents, Percentage	0.03%	0.10%
Other current financial assets, Percentage	2.12%	1.06%
Trade and other receivables, Percentage	8.24%	11.65%
Other current assets, Percentage	0.57%	2.66%
Other non-current financial assets, Percentage	79.97%	82.92%
Other non-current assets, Percentage	4.95%	1.16%
Short-term debt, Percentage	5.43%	6.91%
Current portion of long-term debt, Percentage	0.72%	1.16%
Current portion of Non-current lease liabilities, Percentage	1.86%	3.96%
Trade and other payables, Percentage	20.55%	12.46%
Other current liabilities, Percentage	1.11%	1.86%
Long-term debt, Percentage	0.30%	0.13%
Non-current lease liabilities, Percentage	0.14%	0.69%
Other non-current liabilities, Percentage	12.48%	14.29%
Sales from operations	€ 93,717	€ 132,512	€ 76,575
Other income and revenues	1,099	1,175	1,196
Purchases, services and other	(73,836)	(102,529)	(55,549)
Net (impairments) reversals of trade and other receivables	(249)	47	(279)
Payroll and related costs	(3,136)	(3,015)	(2,888)
Other operating income (expense)	478	(1,736)	903
Finance income	7,417	8,450	3,723
Finance expense	(8,113)	(9,333)	(4,216)
Derivative financial instruments	(61)	13	(306)
Other income (expense) from investments	€ 1,108	€ 3,623	€ 223
Sales from operations, Percentage	4.61%	8.20%	3.92%
Other income and revenues, Percentage	14.19%	13.28%	4.35%
Purchases, services and other, Percentage	21.51%	14.95%	15.56%
Net (impairments) reversals of trade and other receivables, Percentage			2.15%
Payroll and related costs, Percentage	0.26%	0.60%	0.73%
Other operating income (expense), Percentage	3.56%		81.40%
Financial income, Percentage	2.09%	1.89%	2.12%
Financial expense, Percentage	0.35%	1.76%	1.09%
Derivative financial instruments, Percentage		15.38%
Other income (expense) from investments, Percentage	40.16%	0.83%
Net cash provided by operating activities	€ 15,119	€ 17,460	€ 12,861
Net cash used in investing activities	(9,365)	(7,018)	(12,022)
Net cash used in financing activities	(5,668)	(8,542)	(2,039)
Change in cash and cash equivalents	(62)	16	52
Net increase (decrease) in cash and cash equivalents	€ 24	€ 1,916	€ (1,148)
Net cash provided from operating activities, Percentage		1.28%
Net cash used in investing activities, Percentage	18.10%	0.46%	8.12%
Net cash used in financing activities, Percentage	2.86%	1.03%	0.64%
Related parties
Transactions With Related Parties
Cash and cash equivalents	€ 3	€ 10
Other current financial assets	19	16
Trade and other receivables	1,363	2,427
Other current assets	32	341
Other non-current financial assets	1,840	1,631
Other non-current assets	168	26
Short-term debt	222	307
Current portion of long-term debt	21	36
Current portion of non-current lease liabilities	21	35
Trade and other payables	4,245	3,203
Other current liabilities	62	232
Long-term debt	65	26
Non-current lease liabilities	6	28
Other non-current liabilities	511	462
Sales from operations	4,322	10,872	€ 3,000
Other income and revenues	156	156	52
Purchases, services and other	(15,885)	(15,327)	(8,644)
Net (impairments) reversals of trade and other receivables	5	(2)	(6)
Payroll and related costs	(8)	(18)	(21)
Other operating income (expense)	17	3,306	735
Finance income	155	160	79
Finance expense	(28)	(164)	(46)
Derivative financial instruments	1	2
Other income (expense) from investments	445	30
Revenue and other income cash flow	4,478	11,028	3,052
Costs and other expenses cash flow	(13,539)	(13,749)	(7,814)
Other operating income (loss) cash flow	17	3,306	735
Net change in trade and other receivables and payables	1,916	(431)	(342)
Net interests cash flow	117	69	38
Net cash provided by operating activities	(7,011)	223	(4,331)
Capital expenditure in tangible and intangible assets	(2,349)	(1,596)	(851)
Disposal of investments	440	165
Net change in accounts payable and receivable in relation to investments	504	1,480	(20)
Change in financial receivables	(290)	(81)	(105)
Net cash used in investing activities	(1,695)	(32)	(976)
Change in financial and lease liabilities	(162)	(88)	(13)
Net cash used in financing activities	(162)	(88)	(13)
Change in cash and cash equivalents	(7)	8	2
Net increase (decrease) in cash and cash equivalents	€ (8,875)	€ 111	€ (5,318)